Net Gain On Divestment Of Business (Schedule Of Net Gain On Divestment Of Business) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Sep. 16, 2011	May 31, 2010
Cash consideration	$ 500.0	$ 4.3
Carrying amount of equity method investment, less carrying value and transaction costs	548.6
Disposed of intangible assets				3.3
Net gain on divestment of business	652.9	1.0	108.7
Goodwill, costs, disposals	49.7	0.6
Goodwill, costs, disposals				49.7	0.6
Janssen AI [Member]
Intangible assets			(68.0)
Transaction costs			(16.8)
Biologics and fill-finish impairment			(41.2)
Share based compensation			1.2
Other			(1.5)
Net gain on divestment of business			108.7
Alkermes Plc [Member]
Cash consideration	500.0
Carrying amount of equity method investment, less carrying value and transaction costs	528.6
Total consideration	1,028.6
Property, plant and equipment	(202.0)
Goodwill and other intangible assets	(53.0)
Working capital and other net assets	(84.5)
Transaction costs	(36.2)
Net gain on divestment of business	652.9
AIP [Member]
Goodwill, costs, disposals			10.3
Asset impairment charges			41.2
EDT [Member]
Goodwill, costs, disposals	$ 49.7